CASH	12 Months Ended
Dec. 31, 2012
CASH [Abstract]
CASH
3.	CASH

Cash represents cash in bank and cash on hand. Cash as of December 31, 2012 and 2011 consists of the following:

	2012	2011

Bank balances and cash (a)	$390,646,863	$364,731,170
Less: Restricted cash (b)	(145,413,726)	(118,130,253)
Less: Certificates of deposit (c )	(16,372,128)	-
	$228,861,009	$246,600,917

Non-current portion
Certificates of deposit (c )	$3,210,221	$3,177,679

(a)	Bank balances and cash

Unrestricted cash as of December 31, 2012 and 2011 was $228,861,009 and $246,600,917, respectively. As of December 31, 2012 and 2011, unrestricted cash of $221,014,759 and $234,778,502 was held respectively, in Renminbi and USD on deposit with banks located in the PRC. Renminbi is not a freely convertible currency and the remittance of funds out of the PRC is subject to the exchange restrictions imposed by the PRC government.

(b)	Restricted cash

As of December 31, 2012 and 2011 the Group's cash amounting to $145,413,726 and $118,130,253 respectively, were restricted and deposited in certain banks as security for notes payable to the banks.

(c)	Certificates of deposit

Current portion:

As of December 31, 2012, six of the Certificates of deposit were held in Renminbi on deposit with a bank located in the PRC. The annual interest rate is 2.8% and 3.08%. The Certificates of deposit mature from February, 2013 to May, 2013.

Non-current portion:

As of December 31, 2012, the Certificates of deposit were held in Renminbi on deposit with a bank located in the PRC. The annual interest rate is 5%. The Certificates of deposit matures on December 12, 2014.

As of December 31, 2012, cash is classified by geographical areas is set out as follows:

	Bank balances and cash	Restricted Cash	Certificates of deposit	2012

Hong Kong	$5,917,837	$-	$-	$5,917,837
United States	1,928,413	-	-	1,928,413
The PRC	221,014,759	145,413,726	19,582,349	386,010,834
	$228,861,009	$145,413,726	$19,582,349	$393,857,084

As of December 31, 2011, cash is classified by geographical areas is set out as follows:

	Bank balances and cash	Restricted Cash	Certificates of deposit	2011
Hong Kong	$8,339,234	$-	$-	$8,339,234
United States	3,483,181	-	-	3,483,181
The PRC	234,778,502	118,130,253	3,177,679	356,086,434
	$246,600,917	$118,130,253	$3,177,679	$367,908,849

Maximum exposure to credit risk:

As of December 31, 2012, cash is denominated in the following currencies:

Bank balances and cash	Restricted Cash	Certificates of deposit	2012